Report of Independent Registered Public Accounting Firm

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the funds listed in Appendix I

In planning and performing our audits of the financial statements of the funds listed in Appendix I (thirty one of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Trustees of VanEck ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 26, 2026

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, www.pwc.com/us

Appendix I

 VanEck AA-BB CLO ETF
 VanEck Africa Index ETF
 VanEck Agribusiness ETF
 VanEck BDC Income ETF
 VanEck Brazil Small-Cap ETF
 VanEck China Bond ETF
 VanEck ChiNext ETF
 VanEck CLO ETF
 VanEck CMCI Commodity Strategy ETF
 VanEck Copper and Green Metals ETF
 VanEck Digital India ETF
 VanEck Gold Miners ETF
 VanEck India Growth Leaders ETF
 VanEck Indonesia Index ETF
 VanEck International High Yield Bond ETF
 VanEck Israel ETF
 VanEck J.P. Morgan EM Local Currency Bond ETF
 VanEck Junior Gold Miners ETF
 VanEck Low Carbon Energy ETF
 VanEck Mortgage REIT Income ETF
 VanEck Natural Resources ETF
 VanEck Office and Commercial REIT ETF
 VanEck Oil Refiners ETF
 VanEck Oil Services ETF
 VanEck Preferred Securities ex Financials ETF
 VanEck Rare Earth and Strategic Metals ETF
 VanEck Russia ETF
 VanEck Russia Small-Cap ETF
 VanEck Steel ETF
 VanEck Uranium and Nuclear ETF
 VanEck Vietnam ETF